UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

                  ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:         811-10561
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                         DB HEDGE STRATEGIES FUND LLC

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(Exact name of registrant as specified in charter)

                                345 PARK AVENUE
                              NEW YORK, NY 10154

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(Address of principal executive offices)

                                             Copy to:

         Deutsche Asset Management           Sidley Austin LLP
         John H. Kim, Esq.                   John A MacKinnon, Esq.
         345 Park Avenue, 16th Fl.           787 Seventh Avenue
         New York, NY 10154                  New York, New York 10019

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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-4455
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Date of fiscal year end:      March 31
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Date of reporting period:       July 1, 2005 - June 30, 2006
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


Item 1. Proxy Voting Record.


---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------
     Fund           Meeting                Matter                Proposed       Voted       How            With
                      Date                                          By                     Voted         Management
---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------
Strategic        11/30/2005     o   Proposed amendment         Issuer       Yes          Against    No
Value                               to begin charging the
Restructuring                       fund for non-investment
Fund, L.P.                          advisory functions
                                    provided to the fund
---------------- -------------- ------------------------------ ------------ ------------ ---------- -------------------


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DB HEDGE STRATEGIES FUND LLC

By:   /s/ Pamela Kiernan
      ------------------------
      Pamela Kiernan
      President
      August 30, 2006